Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 2,718,914	$ 1,516,939
Less: accumulated depreciation	(1,501,827)	(1,051,561)
Property and equipment, net	1,217,087	465,378
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	934,001	938,126
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,649,969	455,749
Motor vehicle [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	80,921	68,802
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 54,023	$ 54,262